Related Party Transactions (Details Narrative) (10-K) - USD ($)					1 Months Ended				12 Months Ended
	Feb. 26, 2018	Feb. 21, 2018	Aug. 08, 2017	May 21, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Feb. 28, 2017	Dec. 31, 2017	Dec. 31, 2016
Option granted to purchase stock option				213,750					213,750	73,688
Stock option exercisable									85,614
Garofalo & Associates, LLC [Member]
Consideration for services						$ 3,000
Common Stock Two [Member] | Garofalo & Associates, LLC [Member]
Number of stock issued during acquisition			75,000
Number of stock issued during acquisition, value			$ 170,250
Shares issued price per share			$ 2.27
Common Stock [Member] | Garofalo & Associates, LLC [Member]
Number of stock issued during acquisition			105,000
Number of stock issued during acquisition, value			$ 238,350
Shares issued price per share			$ 2.27
2013 Equity Incentive Plan [Member]
Option granted to purchase stock option	70,188
Stock option term	10 years
Shares issued price per share	$ 1.56
Mr Mark Cola [Member]
Share price									$ 3.48
Mr Mark Cola [Member] | 2013 Equity Incentive Plan [Member]
Option granted to purchase stock option		123,500
Stock option term		10 years
Shares issued price per share		$ 1.49
Mr Mark Cola [Member] | 2013 Equity Incentive Plan [Member] | Option A [Member]
Option granted to purchase stock option		61,750
Mr Mark Cola [Member] | 2013 Equity Incentive Plan [Member] | Option B [Member]
Option granted to purchase stock option		61,750
Mr Mark Cola [Member] | Maximum [Member]
Option granted to purchase stock option									123,750
Nannette Toups [Member] | First Anniversary [Member]
Stock option exercisable					3,065
Nannette Toups [Member] | Second Anniversary [Member]
Stock option exercisable					7,125
Nannette Toups [Member] | Third Anniversary [Member]
Stock option exercisable					11,185
Nannette Toups [Member] | Fourth Anniversary [Member]
Stock option exercisable					26,125
Employment Agreement [Member] | Mr Mark Cola [Member]
Annual base salary								$ 220,000
New Employment Agreement [Member] | Mr Mark Cola [Member]
Annual base salary							$ 180,000
Agreement term							2 years
Annual bonus							$ 40,000
Unwritten Employment Agreement [Member] | Mr John Rice [Member]
Annual base salary						$ 9,000
Employment Letter Agreement [Member] | Nannette Toups [Member]
Annual base salary					$ 110,000
Employment Letter Agreement [Member] | Nannette Toups [Member] | Common Stock One [Member]
Option granted to purchase stock option					2,500
Stock option term					5 years
Employment Letter Agreement [Member] | Nannette Toups [Member] | Common Stock Two [Member]
Option granted to purchase stock option					47,500
Stock option term					5 years